SUPPLEMENT DATED APRIL 7, 2008
TO

PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERSSM SELECT NY,
AND SUN LIFE FINANCIAL MASTERSSM REWARD NY,

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective June 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

Wanger U.S. Smaller Companies	Wanger USA

Please retain this supplement with your prospectus for future reference.

SLNY BOA MASTERS 4/08